Premises, Equipment and Lease Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Dec. 31, 2013 Facility	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Schedule of Operating Leases [Line Items]
Number of facilities leased	19
Operating lease expiration year	2029
Land and building lease rental expense	$ 1.3	$ 1.4	$ 1.9	$ 2.2
Minimum
Schedule of Operating Leases [Line Items]
Non-cancelable operating lease remaining term	1 year